Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2025
Information
Summary of finance income and costs

Recognized in the statement of profit or loss:

	31 December	31 December	31 December
	2025	2024	2023
Interest income	8,711,978	9,869,230	5,892,931
Income from money market fund	3,008,831	—	—
Income from financial assets carried at fair value	202,147	2,233,632	8,702,488
Cash flow hedges – reclassified to profit or loss (*)	—	—	6,212,859
Net fair value gains on derivative financial instruments and interest	—	—	2,162,706
Interest income from financial assets	4,918,494	1,481,711	960,936
Finance income	16,841,450	13,584,573	23,931,920

Net foreign exchange losses	(7,366,352)	(4,912,921)	(26,488,339)
Net interest expenses for financial assets and liabilities measured at amortized cost	(14,123,157)	(14,996,147)	(11,031,337)
Net fair value losses on derivative financial instruments and interest	(774,771)	(1,503,427)	—
Cash flow hedges – reclassified to profit or loss (*)	412,285	(803,095)	—
Other	(212,028)	(69,994)	(147,242)
Finance costs	(22,064,023)	(22,285,584)	(37,666,918)

Monetary gain (loss)	1,598,366	7,657,905	7,213,152

Net finance costs	(3,624,207)	(1,043,106)	(6,521,846)
(*)

Reclassification adjustments relating to cash flow hedge are TL 412,285, TL 186,626 and TL 6,960,313 and reclassification adjustments relating to cost of hedging reserve are TL (0), TL (989,721) and TL (747,454) for the years ended 31 December 2025, 2024, 2023 respectively.